Loss Per Share of Common Stock (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share Reconciliation [Abstract]
Net loss	$ (244)	$ (279)	$ (61)	$ (137)	$ (206)	$ 815
Less net loss attributable to participating securities	(2)	(4)	(1)	(2)	0	3
(Loss) income available to common stockholders	$ (242)	$ (275)	$ (60)	$ (135)	$ (206)	$ 812
Weighted average common shares outstanding for basic loss per common share (in shares)	27,224,344	26,907,546	27,114,022	26,782,325	26,833,693	26,755,405
Add: dilutive effects of assumed exercises of stock options (in shares)	0	0	0	0
Add: dilutive effects of unvested restricted stock awards (in shares)	0	0	0	0	0	7,044
Weighted average common shares outstanding for diluted earnings (loss) per common share (in shares)	27,224,344	26,907,546	27,114,022	26,782,325	26,833,693	26,762,449
Loss per common share - basic (in dollars per share)	$ (0.01)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ 0.03
Loss per common share - diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ 0.03
Common Stock [Member]
Earnings Per Share Reconciliation [Abstract]
Net loss					$ 0	$ 0
Earnings Per Share, Diluted, Other Disclosures [Abstract]
Anti-dilutive stock not considered in computing diluted earnings per common share (in shares)	341,750	455,000	372,818	455,000
Unvested Restricted Stock [Member]
Earnings Per Share, Diluted, Other Disclosures [Abstract]
Anti-dilutive stock not considered in computing diluted earnings per common share (in shares)	236,249		301,533
Stock Options [Member]
Earnings Per Share, Diluted, Other Disclosures [Abstract]
Anti-dilutive stock not considered in computing diluted earnings per common share (in shares)		450,000		450,000